OPERATING EXPENSES - Operating Expenses (Details) - BRL (R$) R$ in Thousands	1 Months Ended	12 Months Ended
	Oct. 31, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Expenditure
Fuel for electricity production		R$ (1,012,806)	R$ (1,991,855)	R$ (2,042,867)
Construction		(5,065,204)	(4,286,914)	(3,291,132)
Depreciation and amortization		(4,576,919)	(3,987,774)	(3,621,342)
Donations and contributions		(68,467)	(145,085)	(111,101)
Charges on use of the electricity grid		(4,022,746)	(3,954,730)	(3,482,126)
Energy purchased for resale		(6,339,557)	(4,992,480)	(3,028,226)
Material		(214,224)	(220,042)	(251,098)
Estimated losses/Operating provisions (34.1)		(635,737)	226,600	(1,776,587)
Personnel		(3,690,540)	(3,980,847)	(4,784,354)
Results of acquisitions and divestments¹		(7,229,469)	(46,581)	(704,467)
Services		(2,202,087)	(2,237,706)	(2,361,562)
Others		(508,613)	(1,084,750)	(674,774)
Total expenditure		R$ (35,566,369)	R$ (26,702,164)	R$ (26,129,636)
Assets and liabilities classified as held for sale | Eletronuclear
Expenditure
Impairment of asset held for sale	R$ 7,289,762